Commitments and Contingencies (Details Textual 1)			1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 07, 2010 $ / shares shares	Mar. 01, 2005 USD ($) officers shares	May. 28, 2013	Aug. 22, 2007 $ / shares shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014	Dec. 31, 2014 USD ($) shares
Commitments and Contingencies (Textual)
Rate of bonus of pre-tax earnings			5.00%
Employment contracts description			Officer may choose to receive the aforementioned bonus or 1% of the control consideration paid by acquirer(s) to acquire majority control of the Company.
Concentration Risk, Percentage					39.00%	25.00%
Employment Contracts [Member] | Michael D. Trepeta And Dean L. Julia [Member]
Commitments and Contingencies (Textual)
Number of officers | officers		2
Officers salaries		$ 30,000
Accrued salaries per month		$ 2,000
Rate of bonus of pre-tax earnings		5.00%
Increase in officer's salary		$ 2,000
Option granted to purchase common stock | shares	200,000	200,000		150,000
Extension period of employment contracts	5 years			3 years
Expiring date of employment contracts	Mar. 01, 2015			Feb. 22, 2011
Employment contracts description	Ten-year stock options to purchase 100,000 shares of Common Stock to be granted to each officer at fair market value on each anniversary date of the contract and extension thereof commencing March 1, 2011			Ten year options to purchase 50,000 shares of common stock are to be granted at fair market value on each anniversary date of the contract and extension commencing March 1, 2008.
Vesting rights	The Board also approved a signing bonus of stock options to purchase 200,000 shares granted to each officer which is fully vested at the date of grant and exercisable at $.50 per share through April 7, 2020.			A signing bonus of options to purchase 150,000 shares granted to each executive were fully vested at the date of the grant and exercisable at $1.20 per share through August 22, 2017
Exercise price | $ / shares	$ 0.50			$ 1.20
Employment Contracts [Member] | Chief Financial Officer [Member]
Commitments and Contingencies (Textual)
Officers salaries					$ 132,000
Employment Contracts [Member] | Sean Trepeta [Member]
Commitments and Contingencies (Textual)
Officers salaries							$ 20,000
Option granted to purchase common stock | shares							1,500,000
Vesting period							3 years
Options exercisable term							10 years
Deferred bonus upon revenues							$ 125,000
Minimum target revenues							6,000,000
Further bonus amount							125,000
Mobiquity Network's achieve minimum revenues							12,000,000
Total revenue recognized							$ 250,000
Employment Contracts [Member] | Thomas Arnost [Member]
Commitments and Contingencies (Textual)
Term of employment agreement							3 years
Officers salaries							$ 10,000